Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Non-Controlling Interest	Treasury Stock	(Accumulated Deficit) / Retained Earnings
Balances at Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity
Purchase treasury stock						$ (693,820)
Purchase treasury stock (in shares)						454
Net loss	3,761,058				941,093		2,819,965
Treasury Stock, Value	693,820
Balances at Dec. 31, 2010	18,812,559	479,034		27,700,646	637,612	(693,820)	(9,310,913)
Balances (in shares) at Dec. 31, 2010		47,903,442				(740,363)
Increase (Decrease) in Stockholders' Equity
Purchase treasury stock	(152,823)					(152,823)
Purchase treasury stock (in shares)						(163,076)
Retire treasury stock		(9,034)		(837,609)		846,643
Retire treasury stock (in shares)		(903,439)				903,439
Reverse merger with St. Lawrence Seaway Corp.	(15,664)	5,187		(20,851)
Reverse merger with St. Lawrence Seaway Corp. (in shares)		518,736
Issuance of common stock, net of offering costs	17,770,789	444,445		17,326,344
Issuance of common stock, net of offering costs (in shares)		44,444,444
Issuance of Series A preferred stock	10,000,000		1	9,999,999
Issuance of Series A preferred stock (in shares)			100
Non-controlling interest - INGC acquisition	6,044,849				6,044,849
Net loss	(10,227,587)				(103,057)		(10,124,530)
Balances at Jun. 30, 2011	$ 42,232,123	$ 919,632	$ 1	$ 54,168,529	$ 6,579,404		$ (19,435,443)
Balances (in shares) at Jun. 30, 2011		91,963,183	100